Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000081186 | Apparel
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000081186 | Food Service
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000081186 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000081186 | Miscellaneous Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081186 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081186 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081186 | Computers
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081186 | Electric
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000081186 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081186 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081186 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000081186 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000081186 | Other
Holdings [Line Items]
Percent of Net Asset Value	67.90%
C000081186 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000081186 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(8.70%)
C000216698 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000216698 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000216698 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000216699 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000216699 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000216699 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000201033 | Computers
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000201033 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000201033 | Software
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000201033 | Other
Holdings [Line Items]
Percent of Net Asset Value	(39.50%)
C000201033 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	237.10%
C000201033 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(30.80%)
C000201033 | Retail
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
C000201033 | Healthcare - Products
Holdings [Line Items]
Percent of Net Asset Value	(8.70%)
C000201033 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
C000201033 | REITS
Holdings [Line Items]
Percent of Net Asset Value	(6.40%)
C000201033 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000201033 | Media
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000201033 | Internet
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000201033 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000201033 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000173320 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000173320 | Computers
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000173320 | Other
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000173320 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173320 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000173320 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000173320 | Media
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000173320 | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000173320 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000173320 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000173320 | Packaging & Containers
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000173320 | Water
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000173320 | Food
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000173320 | Machinery - Diversified
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000173320 | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227805 | Apparel
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227805 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227805 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227805 | Other
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000227805 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000227805 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000227805 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227805 | Retail
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227805 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227805 | REITS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000227805 | Media
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000227805 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000227805 | Venture Capital
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227805 | Home Builders
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000227805 | Lodging
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000226855 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000226855 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000226855 | REITS
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000226855 | Internet
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000226855 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000226855 | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000226855 | Lodging
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000099071 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000099071 | Other
Holdings [Line Items]
Percent of Net Asset Value	87.80%
C000099071 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099071 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099071 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099071 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000099071 | Media
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000099071 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099071 | Packaging & Containers
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000099071 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099071 | Distribution/Wholesale
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000099071 | Advertising
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000099071 | Coal
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099071 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099071 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237353 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000237353 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000227806 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000227806 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(8.40%)
C000227806 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000227806 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000227806 | Healthcare - Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000211119 | Software
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000211119 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000211119 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(6.80%)
C000211119 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000211119 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000211119 | REITS
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000211119 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000211119 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000211119 | Distributors
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000211119 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211119 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000215439 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000215439 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	74.50%
C000215439 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000215439 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000223023 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000223023 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000223023 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000092409 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000092409 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000092409 | Software
Holdings [Line Items]
Percent of Net Asset Value	(11.20%)
C000092409 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000092409 | Other
Holdings [Line Items]
Percent of Net Asset Value	(27.20%)
C000092409 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	116.50%
C000092409 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000092409 | Retail
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
C000092409 | REITS
Holdings [Line Items]
Percent of Net Asset Value	(12.10%)
C000092409 | Internet
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000092409 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)
C000092409 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000092409 | Packaging & Containers
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000092409 | Food
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000092409 | Banks
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000226856 | Food Service
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000226856 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000226856 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000226856 | Retail
Holdings [Line Items]
Percent of Net Asset Value	81.80%
C000226856 | Food
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000105934 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000105934 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000105934 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000105934 | Written Call Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000105934 | Debt Fund
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000194564 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000194564 | Software
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000194564 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000194564 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000194564 | Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000194564 | Retail
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000194564 | REITS
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000194564 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000194564 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000194564 | Lodging
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000194564 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000194564 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000194564 | Household Products/Wares
Holdings [Line Items]
Percent of Net Asset Value	4.00%